INTANGIBLE ASSETS (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2020	Sep. 12, 2018	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 108,777	$ 4,022,271	$ 341,270	$ 326,331	$ 341,270	$ 589,489
Legal and filing fees								17,801
Warrant, shares			250,000			250,000
Amortization expense								589,489
Somah [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issues at common stock	10,000,000
Warrant, shares	3,000,000
Dura Graft Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Future amortizations for next five years			$ 435,108			$ 435,108		1,414,773
Future amortizations, thereafter			$ 2,880,836			$ 2,880,836		$ 825,284
Krillase Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common stock for acquisition, shares		16,980,000
Krillase Technology [Member] | ACB Holding AB [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common stock for acquisition, shares		28,600,000